Income Tax (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Major components of tax expense (income) [abstract]
Current tax expense (income)	$ (13,347)	$ (9,006)	$ (31,316)	$ (20,990)
Current tax expense (income) and adjustments for current tax of prior periods	(13,347)	(9,006)	(31,316)	(20,990)
(Decrease)/Increase in deferred income tax assets	516	(532)	(2,977)	62
(Decrease)/Increase in deferred income tax liabilities	783	150	(2,577)	(1,910)
Deferred tax expense (income)	1,299	(382)	(5,554)	(1,848)
Tax income (expense)	$ (12,048)	$ (9,388)	$ (36,870)	$ (22,838)